Additional Information - Financial Statement Schedule I Condensed Financial Information of Parent Company (Condensed Statements of Operations) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Condensed Financial Statements, Captions [Line Items]
Cost of revenues	$ 87,838	$ 32,802	$ 18,918
Operating expenses:
Selling and marketing	110,104	58,178	46,836
General and administrative	116,200	34,295	19,054
Product development	255,248	156,269	64,962
Total operating expenses	482,500	250,090	130,939
Loss from operations	103,099	48,710	18,145
Interest income	10,398	6,715	2,594
Interest expense	(5,572)	0	(53)
Other income	590	1,243	(3)
Exchange gain	5,105	49	6,294
Impairment loss on long-term investments	(5,004)	(2,302)	(902)
Change in unrealized holding (loss) gain of trading securities	75	(52)	(220)
Realized gain from sales of trading securities	252	0	0
Dividend income from a cost method investee	413	0	0
Income tax expense	(23,423)	(11,379)	(10,874)
Net income attributable to Qihoo 360 Technology Co. Ltd.	99,652	46,746	15,603
Net income attributable to ordinary shareholders of Qihoo 360 Technology Co. Ltd.	99,652	46,746	14,832
Series A Preferred Stock [Member]
Operating expenses:
Net income attributable to Qihoo 360 Technology Co. Ltd.			203
Accretion of convertible participating redeemable preferred shares			203
Series B Preferred Stock [Member]
Operating expenses:
Net income attributable to Qihoo 360 Technology Co. Ltd.			313
Accretion of convertible participating redeemable preferred shares			313
Series C Preferred Stock [Member]
Operating expenses:
Net income attributable to Qihoo 360 Technology Co. Ltd.			255
Accretion of convertible participating redeemable preferred shares			255
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Cost of revenues	0	4	16
Operating expenses:
Selling and marketing	15,519	21,289	31,473
General and administrative	73,372	10,815	6,788
Product development	38,211	21,782	12,283
Total operating expenses	127,102	53,886	50,544
Loss from operations	(127,102)	(53,890)	(50,560)
Interest income	6,341	4,702	1,662
Interest expense	(5,551)	0	0
Other income	1,197	1,277	0
Exchange gain	5,100	412	6,514
Impairment loss on long-term investments	0	0	(666)
Change in unrealized holding (loss) gain of trading securities	75	(52)	(220)
Realized gain from sales of trading securities	252	0	0
Dividend income from a cost method investee	413	0	0
Loss before income tax expense and earnings from subsidiary and VIEs	(119,275)	(47,551)	(43,270)
Income in earnings of subsidiaries and VIEs	219,247	94,639	58,873
Income before income tax expense	99,972	47,088	15,603
Income tax expense	(320)	(342)	0
Net income attributable to Qihoo 360 Technology Co. Ltd.	99,652	46,746	15,603
Net income attributable to ordinary shareholders of Qihoo 360 Technology Co. Ltd.	99,652	46,746	14,832
Parent Company [Member] | Series A Preferred Stock [Member]
Operating expenses:
Accretion of convertible participating redeemable preferred shares			203
Parent Company [Member] | Series B Preferred Stock [Member]
Operating expenses:
Accretion of convertible participating redeemable preferred shares			313
Parent Company [Member] | Series C Preferred Stock [Member]
Operating expenses:
Accretion of convertible participating redeemable preferred shares			$ 255